Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts on trade receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 56	$ 68	$ 102
Additions Charged to Costs and Expenses	13	5	24
Additions Charged to Other Accounts
Deductions	(15)	(17)	(58)
Balance at End of Period	54	56	68
Valuation allowance on deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1,164	1,124	852
Additions Charged to Costs and Expenses	4	28	35
Additions Charged to Other Accounts		117	237
Deductions	(1,017)	(105)
Balance at End of Period	$ 151	$ 1,164	$ 1,124